INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES (Schedule of Deferred Tax Liabilities) (Details) - 12 months ended Dec. 31, 2020 ¥ in Thousands, $ in Thousands		USD ($)	CNY (¥)
As of January 1, 2020 | ¥
Upon initial recognition of the Equity Investments | ¥	[1]		4,794
Charged to the consolidated statement of profit or loss during the year | ¥			5,170
As of December 31, 2020 | ¥			¥ 9,964
USD [Member]
As of January 1, 2020 | $
Upon initial recognition of the Equity Investments | $	[1]	734
Charged to the consolidated statement of profit or loss during the year | $		792
As of December 31, 2020 | $		$ 1,526

[1]	Upon the completion of the Equity Investments (Note 7), the Company recognized deferred tax liabilities amounting to CNY4,794 (US$734), which represents the deferred income tax effect associated with the difference between the fair value of 120,000,000 shares of FARL acquired and the total transaction price based on the statutory tax rate of 16.5%.